Note 11 - Investments in Unconsolidated Entities - Summary of Financial Position Data (Details) - USD ($) shares in Thousands, $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of unconsolidated structured entities [line items]
Cash and cash equivalents	$ 155,466	$ 126,797	$ 93,863	$ 52,414
MiniPay Fund [Member]
Disclosure of unconsolidated structured entities [line items]
Accounts receivable	62	20
Cash and cash equivalents	27	1,343
Investments	14,596	3,435
Accrued expenses	(15)	(1)
Net assets	$ 14,669	$ 4,797
Opera's share of net assets	4,016	1,248